UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment             [_]  Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Addison Clark Management, L.L.C.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Terence M. Hogan
Title:     Managing Member
Phone:     (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan        Westport, Connecticut               May 16, 2011
--------------------        ----------------------          --------------------
     [Signature]                 [City, State]                      [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:    $854,126
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number              Name
---     --------------------              ---------------------------------
1.      028-10545                         Addison Clark Fund, L.P.

2.      028-10547                         Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, LLC
                                                           March 31, 2011

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------------                --------------    --------- -------- -------------------- -------------- -------- --------------------
                                                           VALUE    SHS OR    SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN  CALL   DISCRETION     MGRS     SOLE   SHARED NONE
--------------                --------------    --------- -------- ---------  ---  ---- -------------- -------- -------- ------ ----
ABBOTT LABS                   COM               002824100  20,527    418,496  SH        SHARED-DEFINED  1,2      418,496
AMERIPRISE FINL INC           COM               03076C106   5,269     86,272  SH        SHARED-DEFINED  1,2       86,272
AMERISTAR CASINOS INC         COM               03070Q101  50,522  2,846,320  SH        SHARED-DEFINED  1,2    2,846,320
BARRICK GOLD CORP             COM               067901108  16,267    313,365  SH        SHARED-DEFINED  1,2      313,365
BOYD GAMING CORP              COM               103304101   1,874    200,000       PUT  SHARED-DEFINED  1,2      200,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104  22,879    704,841  SH        SHARED-DEFINED  1,2      704,841
CALPINE CORP                  COM NEW           131347304  27,330  1,722,147  SH        SHARED-DEFINED  1,2    1,722,147
CAREFUSION CORP               COM               14170T101  35,184  1,247,668  SH        SHARED-DEFINED  1,2    1,247,668
CENOVUS ENERGY INC            COM               15135U109  33,864    859,925  SH        SHARED-DEFINED  1,2      859,925
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  48,417    956,291  SH        SHARED-DEFINED  1,2      956,291
COACH INC                     COM               189754104  10,408    200,000       PUT  SHARED-DEFINED  1,2      200,000
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192     201    911,621  SH        SHARED-DEFINED  1,2      911,621
EL PASO CORP                  COM               28336L109  17,676    982,015  SH        SHARED-DEFINED  1,2      982,015
ENSCO PLC                     SPONSORED ADR     29358Q109  39,229    678,234  SH        SHARED-DEFINED  1,2      678,234
FULL HOUSE RESORTS INC        COM               359678109   3,354    880,217  SH        SHARED-DEFINED  1,2      880,217
GEOMET INC DEL                COM               37250U201     173    105,726  SH        SHARED-DEFINED  1,2      105,726
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   5,468    193,825  SH        SHARED-DEFINED  1,2      193,825
ISLE OF CAPRI CASINOS INC     COM               464592104  23,251  2,447,515  SH        SHARED-DEFINED  1,2    2,447,515
KIMBERLY CLARK CORP           COM               494368103   9,917    151,939  SH        SHARED-DEFINED  1,2      151,939
MACYS INC                     COM               55616P104   3,639    150,000       PUT  SHARED-DEFINED  1,2      150,000
MARRIOTT INTL INC NEW         CL A              571903202  17,399    489,000       PUT  SHARED-DEFINED  1,2      489,000
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  11,232    200,000       PUT  SHARED-DEFINED  1,2      200,000
MEDTRONIC INC                 COM               585055106  19,108    485,599  SH        SHARED-DEFINED  1,2      485,599
MICROSOFT CORP                COM               594918104  25,829  1,017,285  SH        SHARED-DEFINED  1,2    1,017,285
NORDSTROM INC                 COM               655664100   8,976    200,000       PUT  SHARED-DEFINED  1,2      200,000
NORTHERN OIL & GAS INC NEV    COM               665531109   2,670    100,000  SH        SHARED-DEFINED  1,2      100,000
OMNICARE INC                  COM               681904108  30,065  1,002,489  SH        SHARED-DEFINED  1,2    1,002,489
PENN NATL GAMING INC          COM               707569109  31,023    837,110  SH        SHARED-DEFINED  1,2      837,110
PEPSICO INC                   COM               713448108  23,109    358,778  SH        SHARED-DEFINED  1,2      358,778
PFIZER INC                    COM               717081103  34,509  1,699,095  SH        SHARED-DEFINED  1,2    1,699,095
POTASH CORP SASK INC          COM               73755L107   8,840    150,000       PUT  SHARED-DEFINED  1,2      150,000
PROCTER & GAMBLE CO           COM               742718109  13,200    214,280  SH        SHARED-DEFINED  1,2      214,280
QEP RES INC                   COM               74733V100  16,900    416,878  SH        SHARED-DEFINED  1,2      416,878
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103   8,252    200,000       PUT  SHARED-DEFINED  1,2      200,000
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  17,436    300,000       PUT  SHARED-DEFINED  1,2      300,000
TRANSOCEAN LTD                REG SHS           H8817H100  15,590    200,000       PUT  SHARED-DEFINED  1,2      200,000
UNITED CONTL HLDGS INC        COM               910047109  27,807  1,209,534  SH        SHARED-DEFINED  1,2    1,209,534
UNITEDHEALTH GROUP INC        COM               91324P102  34,308    759,029  SH        SHARED-DEFINED  1,2      759,029
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  26,491    921,421  SH        SHARED-DEFINED  1,2      921,421
WAL MART STORES INC           COM               931142103  22,104    424,662  SH        SHARED-DEFINED  1,2      424,662
WASTE MGMT INC DEL            COM               94106L109  12,064    323,072  SH        SHARED-DEFINED  1,2      323,072
WELLCARE HEALTH PLANS INC     COM               94946T106  71,765  1,710,720  SH        SHARED-DEFINED  1,2    1,710,720







SK 03669 0005 1196026